Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	[1]	£ 950.1	£ 901.1	[2]	£ 2,059.4	[2]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	[1]	(625.1)	284.0		(659.8)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(284.0)
Gain on revaluation of available for sale investments	[1]				32.1
Items that may be reclassified subsequently to profit or loss		(909.1)	284.0		(627.7)
Items that will not be reclassified subsequently to profit or loss:
Actuarial (loss)/gain on defined benefit pension plans	[1]	(36.6)	8.9		17.0
Deferred tax on defined benefit pension plans	[1]	6.4	(0.7)		(24.6)
Movements on equity investments held at fair value through other comprehensive income	[1]	(141.4)	(247.9)
Items that will not be reclassified subsequently to profit or loss		(171.6)	(239.7)		(7.6)
Other comprehensive (loss)/income for the year	[1]	(1,080.7)	44.3		(635.3)
Total comprehensive (loss)/income for the year	[1]	(130.6)	945.4		1,424.1
Equity holders of the parent:
Continuing operations		180.0	697.7		1,205.4
Discontinued operations		(386.4)	162.2		142.7
Total Equity holders of the parent		(206.4)	859.9		1,348.1
Continuing operations		61.9	73.8		65.2
Discontinued operations		13.9	11.7		10.8
Total Non-controlling interests		75.8	85.5		76.0
Total comprehensive (loss)/income for the year	[1]	£ (130.6)	£ 945.4		£ 1,424.1

[1]	Figures have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.